Related Party Transactions - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Related Party USD ($)	Mar. 31, 2012 Related Party JPY (¥)	Mar. 31, 2011 Related Party JPY (¥)	Mar. 31, 2010 Related Party JPY (¥)
Related Party Transaction [Line Items]
Merchandise purchased price				$ 25,397	¥ 2,093,000	¥ 1,131,000	¥ 1,209,000
Accounts payable for merchandise purchased	130,288	10,737,000	10,474,000	315	26,000	0
Sales to related parties				5,788	477,000	537,000	354,000
Accounts receivable				983	81,000	91,000
Royalty revenue earned from related parties				2,621	216,000	201,000	199,000
Other accounts receivable due from related parties	$ 37,034	¥ 3,052,000	¥ 2,666,000	$ 2,075	¥ 171,000	¥ 158,000